Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2019	Mar. 31, 2019
Derivative assets
Gross derivative balances, Derivative assets	[1]	¥ 16,770	¥ 14,929
Less: Amounts offset in the consolidated balance sheets	[2]	(15,809)	(14,077)
Total net amounts reported on the face of the consolidated balance sheets	[3]	961	852
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(122)	(115)
Net amount		839	737
Derivative liabilities
Gross derivative balances, Derivative liabilities	[1],[5]	16,499	14,517
Less: Amounts offset in the consolidated balance sheets	[2],[5]	(15,585)	(13,710)
Total net amounts reported on the face of the consolidated balance sheets	[3],[5]	914	807
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4],[5]	(192)	(86)
Net amount	[5]	722	721
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		499	636
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	575	611
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		224	215
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	347	309
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		9,617	7,295
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	9,194	6,946
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		1,564	1,327
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	1,543	1,341
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		33	10
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	17	3
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		221	355
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	238	283
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		200	176
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	197	178
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		6	2
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	4	3
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		4,405	4,912
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	4,381	4,842
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		0
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	0
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		1	1
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	¥ 3	¥ 1

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2019, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \277 billion and \374 billion, respectively. As of September 30, 2019, the gross balance of such derivative assets and derivative liabilities was \301 billion and \282 billion, respectively.
[2]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2019, Nomura offset a total of \1,259 billion of cash collateral receivables against net derivative liabilities and \1,626 billion of cash collateral payables against net derivative assets. As of September 30, 2019, Nomura offset a total of \1,487 billion of cash collateral receivables against net derivative liabilities and \1,711 billion of cash collateral payables against net derivative assets.
[3]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[4]	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2019, a total of \140 billion of cash collateral receivables and \407 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2019, a total of \125 billion of cash collateral receivables and \489 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[5]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.